Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended									1 Months Ended		12 Months Ended
	Jan. 31, 2011	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 24, 2012	Nov. 10, 2011	Nov. 30, 2010	Jun. 07, 2010	Sep. 30, 2011 Aviation Business Park [Member]	Feb. 29, 2012 Series A Preferred Shares [Member]	Jan. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2011 Series A Preferred Shares [Member]
Equity (Additional Textual) [Abstract]
Secured term loans					$ 30,000,000	$ 110,000,000			$ 50,000,000			$ 10,600,000
Preferred shares issued during the period														4,600,000
Issued price per share of preferred shares														$ 25.00
Proceeds from issuance of preferred stock and preference stock					110,997,000									111,000,000
Proceeds from issuance of preferred shares used to pay unsecured revolving credit facility														105,000,000
Dividends declared on Series A Preferred Shares													$ 0.484375		$ 1.59844
Equity (Textual) [Abstract]
Common Stock, Shares, Issued					50,321,000	50,321,000				11,500,000	880,648
Stock issued during period, shares, new issues			6,300,000	245,000	255,000	480,000
Price per share of common shares			$ 14.50							$ 15.50
Number of equity shares converted from exchangeable senior notes		880,648			900,000
Debt conversion, original debt, amount		13,030,000
Common shares increased through its controlled equity offering program						5,000,000
Common shares available for issuance under its controlled equity offering program				4,300,000
Proceeds from issuance of common shares used to pay unsecured revolving credit facility			$ 82,900,000
Common stock dividend per share declared								$ 0.20
Common stock, dividends, per share, declared					$ 0.80	$ 0.80	$ 0.94
Dividend rate percentage	7.75%